VOYA FUNDS TRUST

Voya Intermediate Bond Fund

Voya Short Term Bond Fund

Voya Strategic Income Opportunities Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated March 13, 2017

to Voya Intermediate Bond Fund’s

Class A, Class B, Class C, Class, I, Class O, Class R, and Class W Prospectus,

Class R6 Prospectus, and related Summary Prospectuses;

Voya Short Term Bond Fund’s

Class A, Class C, Class, I, Class R, and Class W Prospectus,

Class R6 Prospectus, and related Summary Prospectuses;

Voya Strategic Income Opportunities Fund’s

Class A, Class C, Class, I, Class R, and Class W Prospectus,

Class R6 Prospectus, and related Summary Prospectuses

(each a “Prospectus” and collectively the “Prospectuses”)

each dated July 29, 2016

Effective April 3, 2017, Christine Hurtsellers will no longer serve as a portfolio manager for the Funds. David Goodson and Randall Parrish will be added as portfolio managers for Voya Intermediate Bond Fund and Voya Short Term Bond Fund. Sean Banai and Brian Timberlake will be added as portfolio managers for Voya Strategic Income Opportunities Fund. The Funds’ Prospectuses are hereby revised as follows:

1.	All references to Christine Hurtsellers as a portfolio manager for the Funds are hereby deleted in their entirety.

2.	The sub-section entitled “Portfolio Management – Portfolio Managers” of Voya Intermediate Bond Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
David Goodson	Randall Parrish, CFA
Portfolio Manager (since 04/17)	Portfolio Manager (since 04/17)

Matthew Toms, CFA
Portfolio Manager (since 08/10)

3.	The sub-section entitled “Portfolio Management – Portfolio Managers” of Voya Short Term Bond Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
David Goodson	Randall Parrish, CFA
Portfolio Manager (since 04/17)	Portfolio Manager (since 04/17)

Matthew Toms, CFA
Portfolio Manager (since 12/12)

4.	The sub-section entitled “Portfolio Management – Portfolio Managers” of Voya Strategic Income Opportunities Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Sean Banai, CFA	Brian Timberlake, Ph.D., CFA
Portfolio Manager (since 04/17)	Portfolio Manager (since 04/17)

Matthew Toms, CFA
Portfolio Manager (since 11/12)

5.	The following sub-section entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Intermediate Bond Fund, Voya Short Term Bond Fund, and Voya Strategic Income Opportunities Bond Fund” is hereby renamed to “Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Intermediate Bond Fund and Voya Short Term Bond Fund.”

6.	The following paragraphs are added to the sub-section entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Intermediate Bond Fund and Voya Short Term Bond Fund:”

David Goodson, Senior Portfolio Manager for Voya IM’s securitized credit investment portfolios, joined Voya IM in 2002.

Randall Parrish, CFA, serves as Senior Portfolio Manager and head of U.S. high-yield at Voya IM. Before being named a portfolio manager in 2007, Mr. Parrish served as a high-yield analyst focused on the media and retail/consumer sectors. Prior to joining Voya IM, Mr. Parrish was a corporate banker in leveraged finance with Sun Trust Bank and predecessors to Bank of America.

7.	The following paragraphs are added to the sub-section entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers:”

Voya Strategic Income Opportunities Fund

The following individuals are jointly responsible for the day-to-day management of Voya Strategic Income Opportunities Fund.

Sean Banai, CFA, Portfolio Manager, and head of portfolio management for the fixed-income platform, joined Voya IM in 1999. Previously, Mr. Banai was a senior portfolio manager and before that head of quantitative research for proprietary fixed income. Prior to joining Voya IM in 1999, he was a partner in a private sector company.

Brian Timberlake, Ph.D., CFA, Portfolio Manager, is currently Head of Fixed Income Research.  Prior to this position, Mr. Timberlake was Head of Quantitative Research and before that, a Senior Quantitative Analyst.  He joined Voya IM in 2003.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE